FINANCIAL INSTRUMENTS (Commitments to buy and sell foreign currencies) (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 28, 2025 GBP (£) Rate	Dec. 29, 2024 GBP (£) Rate	Dec. 28, 2025 USD ($) Rate	Dec. 28, 2025 EUR (€) Rate	Dec. 28, 2025 CAD ($) Rate	Dec. 28, 2025 AUD ($) Rate	Dec. 28, 2025 MXN ($) Rate	Dec. 29, 2024 USD ($) Rate	Dec. 29, 2024 EUR (€) Rate	Dec. 29, 2024 CAD ($) Rate	Dec. 29, 2024 AUD ($) Rate	Dec. 29, 2024 MXN ($) Rate
Foreign currency risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 212,300					$ 167,645
Financial assets, carrying value			1,278					4,383
Financial liabilities, carrying value			(2,974)					(1,784)
Net financial assets (liabilities)			(1,696)					2,599
Foreign currency risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			138,937
Financial assets, carrying value			6,220
Financial liabilities, carrying value			0
Foreign currency risk | Sell GBP/Buy USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	£ 19,946	£ 23,665	26,677					30,355
Average exchange rate	1.3375	1.2827
Financial assets, carrying value			112					705
Financial liabilities, carrying value			(355)					0
Net financial assets (liabilities)			(243)					705
Foreign currency risk | Sell EUR/Buy USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			40,877	€ 35,154				41,995	€ 38,477
Average exchange rate	1.1628	1.0914
Financial assets, carrying value			158					1,532
Financial liabilities, carrying value			(919)					0
Net financial assets (liabilities)			(761)					1,532
Foreign currency risk | Sell CAD/Buy USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			69,719		$ 95,404			25,266		$ 34,139
Average exchange rate	0.7308	0.7401
Financial assets, carrying value			105					1,403
Financial liabilities, carrying value			(437)					0
Net financial assets (liabilities)			(332)					1,403
Foreign currency risk | Buy CAD/Sell USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			38,010		52,956			56,214		77,510
Average exchange rate	0.7178	0.7252
Financial assets, carrying value			903					0
Financial liabilities, carrying value			0					(1,781)
Net financial assets (liabilities)			903					(1,781)
Foreign currency risk | Sell AUD/Buy USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			13,482			$ 20,506		5,022			$ 7,586
Average exchange rate	0.6575	0.6620
Financial assets, carrying value			0					292
Financial liabilities, carrying value			(246)					0
Net financial assets (liabilities)			(246)					292
Foreign currency risk | Sell MXN/Buy USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			23,535				$ 444,107	8,793				$ 172,198
Average exchange rate	0.0530	0.0511
Financial assets, carrying value			0					451
Financial liabilities, carrying value			(1,017)					(3)
Net financial assets (liabilities)			(1,017)					448
Foreign currency risk | Sell CAD/Buy USD | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			138,937		$ 200,000
Financial assets, carrying value			6,220
Financial liabilities, carrying value			$ 0
Fixed exchange rate	1.4395
Pay rate | Rate	1.425%		1.425%	1.425%	1.425%	1.425%	1.425%
Receive rate | Rate	3.63%		3.63%	3.63%	3.63%	3.63%	3.63%
Cross-currency risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 847,343					500,000
Financial assets, carrying value			17,022					0
Financial liabilities, carrying value			0					(8,602)
Cross-currency risk | Sell CAD/Buy USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			357,143		$ 500,000			357,143		$ 500,000
Financial assets, carrying value			4,639					0
Financial liabilities, carrying value			$ 0					$ (6,442)
Fixed exchange rate	1.4000	1.4000
Pay rate | Rate	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%
Receive rate | Rate	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%
Cross-currency risk | Sell CAD/Buy USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 142,857		$ 200,000			$ 142,857		$ 200,000
Financial assets, carrying value			1,338					0
Financial liabilities, carrying value			$ 0					$ (2,160)
Fixed exchange rate	1.4000	1.4000
Pay rate | Rate	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%
Receive rate | Rate	4.71%	4.71%	4.71%	4.71%	4.71%	4.71%	4.71%	4.71%	4.71%	4.71%	4.71%	4.71%
Cross-currency risk | Sell CAD/Buy USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 104,203		$ 150,000
Financial assets, carrying value			5,464
Financial liabilities, carrying value			$ 0
Fixed exchange rate	1.4395
Pay rate | Rate	1.405%		1.405%	1.405%	1.405%	1.405%	1.405%
Receive rate | Rate	1.26%		1.26%	1.26%	1.26%	1.26%	1.26%
Cross-currency risk | Sell CAD/Buy USD | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 243,140		$ 350,000
Financial assets, carrying value			5,581
Financial liabilities, carrying value			$ 0
Fixed exchange rate	1.4395
Pay rate | Rate	5.64%		5.64%	5.64%	5.64%	5.64%	5.64%
Receive rate | Rate	4.15%		4.15%	4.15%	4.15%	4.15%	4.15%